UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 21075

Dreyfus Institutional Cash Advantage Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	4/30/09

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Important Tax Information
27	Board Members Information
29	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period ended April 30, 2009. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 1.93%, Participant Advantage shares produced a yield of 1.63%, Institutional Advantage shares produced a yield of 2.00% and Investor Advantage shares produced a yield of 1.75%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 1.95%, 1.65%, 2.02% and 1.76%, respectively.2

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices, mounting job losses and a global credit crunch had intensified by the start of the reporting period, stoking recession concerns. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2% by the end of April 2008 and participated in the rescue of investment bank Bear Stearns. While these remedial measures reassured investors for a while, additional write-downs by major banks in the spring of 2008 soon sparked renewed volatility in the financial markets.

A better-than-expected 2.8% annualized GDP growth rate in the second quarter of 2008 proved to be the last positive economic indicator for some time. Bad news accumulated over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the nation’s banking system.These developments contributed to a –0.5% annualized GDP growth rate over the third quarter of 2008.

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one money market fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values. To prevent a surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

Interest Rates Cut to Unprecedented Low Levels

The economic downturn gained momentum in the fall as job losses mounted, and the National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell 12% in December compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

After hitting a multi-year low on March 9, the U.S. stock market staged an impressive rebound through the reporting period’s end.The market was buoyed by early signs that the economic downturn may be decel-

The Fund 3

LETTER TO SHAREHOLDERS (continued)

erating, including a lower-than-expected number of jobless claims in April and modest rebounds in some of the more beaten-down regional housing markets. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the first quarter of 2009 ended with a –5.7% annualized GDP growth rate, and the money markets continued to punish banks with questionable credit profiles.

Maintaining a Focus on Quality

Over the first several months of the reporting period, we set the fund’s weighted average maturity in a position we considered longer than industry averages. Amid September’s historic developments, we then shifted the fund’s focus to shorter maturities. We subsequently have maintained a weighted average maturity that is roughly in line with industry averages.

Despite recent signs of potential economic improvement, we remain concerned regarding liquidity conditions and tighter loan standards. Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

Patricia A. Larkin Senior Portfolio Manager May 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Administrative Advantage shares,
Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been 1.92%, 1.59%, 1.99% and 1.74%, respectively.The fund’s effective yields would have been 1.94%, 1.60%, 2.01% and 1.75%, respectively.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ 1.00	$ 1.34	$ 2.19	$ 2.78
Ending value (after expenses)	$1,006.50	$1,006.10	$1,005.20	$1,004.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ 1.00	$ 1.35	$ 2.21	$ 2.81
Ending value (after expenses)	$1,023.80	$1,023.46	$1,022.61	$1,022.02

† Expenses are equal to the fund’s annualized expense ratio of .20% for Institutional Advantage, .27% for Administrative
Advantage, .44% for Investor Advantage and .56% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS April 30, 2009

	Principal
Negotiable Bank Certificates of Deposit—54.7%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.65%—2.00%, 6/4/09—7/7/09	1,425,000,000	1,425,035,550
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.95%—0.96%, 6/29/09—7/6/09	200,000,000	199,997,616
Bank of America N.A.
1.00%, 6/23/09	500,000,000	500,000,000
Bank of Ireland (Yankee)
1.80%, 6/11/09	1,000,000,000 [a]	1,000,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.90%—1.10%, 6/8/09—7/31/09	1,500,000,000	1,500,000,000
Barclays Bank PLC (Yankee)
1.10%—2.00%, 5/18/09—7/6/09	1,570,000,000	1,570,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.72%, 5/15/09	1,000,000,000	1,000,000,000
BNP Paribas (Yankee)
0.95%—1.00%, 5/5/09—7/13/09	1,350,000,000	1,350,000,000
Calyon (Yankee)
0.85%—1.00%, 6/5/09—7/16/09	1,375,000,000	1,375,000,000
Citibank (South Dakota) N.A., Sioux Falls
1.15%—1.22%, 6/24/09—7/1/09	1,300,000,000	1,300,000,000
Credit Industriel et Commercial (Yankee)
1.00%, 7/28/09	100,000,000	100,002,439
Credit Suisse (Yankee)
1.42%, 7/9/09	50,000,000	50,000,000
DnB NOR Bank ASA (Yankee)
1.00%, 5/11/09	300,000,000 [a]	300,000,000
Lloyds TSB Bank PLC (Yankee)
0.98%—1.50%, 7/6/09—7/31/09	1,365,000,000	1,365,053,298
Mizuho Corporate Bank (Yankee)
0.95%, 5/26/09	300,000,000	300,000,000
Natixis (Yankee)
1.10%—1.50%, 7/1/09—7/31/09	1,475,000,000	1,475,000,000
Royal Bank of Scotland PLC (Yankee)
1.06%—1.35%, 5/12/09—7/27/09	1,600,000,000	1,600,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
0.90%—1.05%, 5/11/09—6/11/09	1,075,000,000	1,075,000,000
Societe Generale (Yankee)
0.77%—0.95%, 7/13/09—9/1/09	725,000,000	725,000,000
UBS AG (Yankee)
0.50%, 5/18/09	1,000,000,000	1,000,000,000
Total Negotiable Bank
Certificates of Deposit
(cost $19,210,088,903)		19,210,088,903

	Principal
Commercial Paper—26.4%	Amount ($)	Value ($)
Abbey National North America LLC
0.20%, 5/1/09	1,000,000,000	1,000,000,000
Allied Irish Banks N.A. Inc.
1.26%, 5/12/09	100,000,000 [a]	99,961,805
Banco Bilbao Vizcaya
Argenteria Puerto Rico
0.94%—1.00%, 5/6/09—5/11/09	1,010,000,000	1,009,798,611
Bank of Ireland
1.64%—1.71%, 5/28/09—6/8/09	350,000,000 [a]	349,457,736
CAFCO LLC
1.10%, 5/21/09—6/9/09	640,000,000 [a]	639,341,528
Calyon NA Inc.
1.20%, 5/4/09	271,000,000	270,972,900
Cancara Asset Securitisation Ltd.
1.00%—1.05%, 5/20/09—7/2/09	475,000,000 [a]	474,503,160
CIESCO LLC
0.95%—1.10%, 6/2/09—7/16/09	825,000,000 [a]	823,872,778
CRC Funding LLC
0.95%, 7/16/09	300,000,000 [a]	299,398,333
Danske Corp., Inc.
1.00%, 5/26/09	400,000,000 [a]	399,722,222
DnB NOR Bank ASA
1.00%, 5/18/09	100,000,000 [a]	99,952,778
General Electric Co.
0.17%, 5/1/09	700,000,000	700,000,000
ING (US) Funding LLC
1.14%—1.15%, 5/4/09—5/7/09	1,325,000,000	1,324,802,625
Lloyds TSB Bank PLC
1.11%, 7/7/09	250,000,000	249,483,542
Mont Blanc Capital Corp.
0.80%, 5/15/09	106,444,000 [a]	106,410,884
Nordea North America Inc.
0.95%—0.96%, 5/8/09—5/14/09	800,000,000	799,772,472
Societe Generale N.A. Inc.
0.75%—1.03%, 5/8/09—9/4/09	650,000,000	648,899,931
Total Commercial Paper
(cost $9,296,351,305)		9,296,351,305

Corporate Notes—4.1%
Banca Intesa SpA
0.96%, 5/13/09	250,000,000 [b]	250,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Corporate Notes (continued)	Amount ($)	Value ($)
Bank of America Corp.
0.40%, 5/1/09	1,000,000,000	1,000,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	200,000,000 [b]	200,000,000
Total Corporate Notes
(cost $1,450,000,000)		1,450,000,000

U.S. Government Agency—1.4%
Federal Home Loan Mortgage Corp.
1.10%, 7/17/09
(cost $500,000,000)	500,000,000 [b,c]	500,000,000

Time Deposits—5.0%
Commerzbank AG (Grand Cayman)
0.22%, 5/1/09	1,000,000,000	1,000,000,000
Landesbank Hessen-Thuringen
Girozentrale (Grand Cayman)
0.22%, 5/1/09	150,000,000	150,000,000
Regions Bank (Grand Cayman)
0.20%, 5/1/09	600,000,000	600,000,000
Total Time Deposits
(cost $1,750,000,000)		1,750,000,000

Repurchase Agreements—10.1%
Barclays Financial LLC
0.16%-0.19%, dated 4/30/09, due 5/1/09 in the
amount of $2,050,009,694 (fully collateralized
by $1,193,814,000 Resolution Funding Corp.,
Strips, due 10/15/19-10/15/20, value
$714,000,557, $135,707,700 U.S. Treasury
Bonds, 7.13%, due 2/15/23, value $184,333,793
and $1,135,524,200 U.S. Treasury Notes,
0.88%-4.50%, due 11/15/09-11/15/14,
value $1,192,666,250)	2,050,000,000	2,050,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities
0.14%-0.15%, dated 4/30/09, due 5/1/09 in
the amount of $1,500,006,111 (fully collateralized by
$201,410,000 Federal Home Loan Bank, 1.25%-3.13%,
due 6/18/09-10/14/10, value $203,232,086,
$693,922,000 Federal Home Loan Mortgage Corp.,
2.13%-6%, due 3/23/12-4/16/37, value
$705,708,722, $83,615,000 Federal National
Mortgage Association, 6.25%, due 5/15/29,
value $102,393,577 and $882,812,050
U.S. Treasury Strips, due 5/15/09-5/15/29,
value $518,666,148)	1,500,000,000	1,500,000,000
Total Repurchase Agreements
(cost $3,550,000,000)		3,550,000,000

Total Investments (cost $35,756,440,208)	101.7%	35,756,440,208

Liabilities, Less Cash and Receivables	(1.7%)	(603,472,701)

Net Assets	100.0%	35,152,967,507

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $4,592,621,224 or 13.1% of net assets.
b Variable rate security—interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	66.4	Finance	5.0
Repurchase Agreements	10.1	Asset-Backed/Certificates—Other	2.8
Foreign/Governmental	9.3	U.S. Government Agency	1.4
Asset-Backed/Multi-Seller Programs	6.7		101.7

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009

	Cost	Value
Assets ($):
Investments in securities—(including repurchase
agreements of $3,550,000,000)
See Statement of Investments—Note 1(b)	35,756,440,208	35,756,440,208
Interest receivable		31,064,401
Prepaid expenses		4,826,873
		35,792,331,482
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		3,631,901
Cash overdraft due to Custodian		9,815,123
Payable for investment securities purchased		623,950,000
Payable for shares of Beneficial Interest redeemed		1,966,951
		639,363,975
Net Assets ($)		35,152,967,507
Composition of Net Assets ($):
Paid-in capital		35,154,105,825
Accumulated net realized gain (loss) on investments		(1,138,318)
Net Assets ($)		35,152,967,507

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		34,097,420,185
Shares Outstanding		34,098,518,574
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		547,901,761
Shares Outstanding		547,929,780
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		131,450,470
Shares Outstanding		131,456,573
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		376,195,091
Shares Outstanding		376,200,898
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS Year Ended April 30, 2009

Investment Income ($):
Interest Income	805,020,054
Expenses:
Management fee—Note 2(a)	35,387,296
Administration fee—Note 2(b)	17,693,648
Treasury insurance expense—Note 1(e)	8,044,789
Distribution fees—Note 2(c)	1,908,816
Interest expense—Note 3	1,737,500
Total Expenses	64,772,049
Less—reduction in management fee
due to undertaking—Note 2(a)	(4,041,546)
Net Expenses	60,730,503
Investment Income—Net	744,289,551
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(161,307)
Net Increase in Net Assets Resulting from Operations	744,128,244

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2009	2008
Operations ($):
Investment income—net	744,289,551	1,364,448,305
Net realized gain (loss) on investments	(161,307)	53,875
Net Increase (Decrease) in Net Assets
Resulting from Operations	744,128,244	1,364,502,180
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(724,941,485)	(1,310,068,998)
Administrative Advantage Shares	(12,294,437)	(47,508,154)
Investor Advantage Shares	(3,107,512)	(3,316,034)
Participant Advantage Shares	(3,946,117)	(3,555,119)
Total Dividends	(744,289,551)	(1,364,448,305)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	336,662,863,984	302,052,981,700
Administrative Advantage Shares	3,791,554,307	7,052,997,229
Investor Advantage Shares	3,712,747,403	854,903,752
Participant Advantage Shares	1,650,132,476	1,166,908,848
Dividends reinvested:
Institutional Advantage Shares	332,153,629	687,797,405
Administrative Advantage Shares	5,881,296	31,616,749
Investor Advantage Shares	1,996,827	2,160,362
Participant Advantage Shares	2,475,228	2,897,251
Cost of shares redeemed:
Institutional Advantage Shares	(343,003,810,968)	(282,267,198,134)
Administrative Advantage Shares	(4,028,274,474)	(7,241,060,758)
Investor Advantage Shares	(3,717,046,641)	(839,713,631)
Participant Advantage Shares	(1,431,494,341)	(1,026,729,312)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(6,020,821,274)	20,477,561,461
Total Increase (Decrease) in Net Assets	(6,020,982,581)	20,477,615,336
Net Assets ($):
Beginning of Period	41,173,950,088	20,696,334,752
End of Period	35,152,967,507	41,173,950,088

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Institutional Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.020	.047	.052	.038	.018
Distributions:
Dividends from
investment income—net	(.020)	(.047)	(.052)	(.038)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	2.02	4.81	5.31	3.87	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.18	.15	.15	.15	.15
Ratio of net expenses
to average net assets	.17	.13	.13	.13	.11
Ratio of net investment income
to average net assets	2.11	4.54	5.20	3.92	2.19
Net Assets,
end of period ($ x 1,000) 34,097,420		40,106,370	19,632,738	13,272,946	6,368,073

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Administrative Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.019	.046	.051	.037	.017
Distributions:
Dividends from investment income—net	(.019)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.95	4.73	5.24	3.79	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.25	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.24	.20	.20	.20	.18
Ratio of net investment income
to average net assets	2.03	4.63	5.13	3.74	2.12
Net Assets, end of period ($ x 1,000)	547,902	778,735	935,179	568,823	459,234

See notes to financial statements.

		Year Ended April 30,
Investor Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.045	.049	.035	.015
Distributions:
Dividends from investment income—net	(.017)	(.045)	(.049)	(.035)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.76	4.55	5.05	3.61	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.43	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.42	.38	.38	.38	.36
Ratio of net investment income
to average net assets	1.88	4.36	4.97	3.57	1.94
Net Assets, end of period ($ x 1,000)	131,450	133,758	116,407	35,246	54,230

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Participant Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.016	.043	.048	.034	.014
Distributions:
Dividends from investment income—net	(.016)	(.043)	(.048)	(.034)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.65	4.40	4.90	3.45	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.55	.51	.53	.53	.51
Ratio of net investment income
to average net assets	1.47	3.99	4.82	3.40	1.79
Net Assets, end of period ($ x 1,000)	376,195	155,088	12,011	27	26

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.The Manager also serves as administrator for the fund.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York Mellon (formerly,The Bank of New York).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	35,756,440,208
Level 3—Significant Unobservable Inputs	—
Total	35,756,440,208

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of pre-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

mium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended

(the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,138,318 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, $955,679 of the carryover expires in fiscal 2014, $21,332 expires in fiscal 2015 and $161,307 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2009 and April 30, 2008 were all ordinary income.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly. The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses.The Manager had undertaken from May 1, 2008 through October 3, 2008 to waive part of its management fee. In addition to the above, Participant shares has an expense limit of .51%, which is still in effect. The reduction in management fee, pursuant to the undertakings, amounted to $4,041,546 during the period ended April 30, 2009. These waivers are voluntary, not contractual and may be terminated at any time.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively.The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2009, the fund’s Administrative Advantage, Investor Advantage and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

Participant Advantage shares were charged $423,488, $413,223 and $1,072,105, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $2,064,643, Rule 12b-1 distribution plan fees $191,466, and administration fees $1,389,160, which are offset against an expense reimbursement currently in effect in the amount of $13,368.

NOTE 3—Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements with banks, brokers or dealers.This form of borrowing involves the transfer by the fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security.The fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the fund repurchases the security at principal plus accrued interest. Reverse repurchase agreements may subject the fund to interest rate risk and counter-party credit risk. At April 30, 2009, there were no open reverse repurchase agreements.

During the period ended April 30, 2009, the fund entered into reverse repurchase agreements with BNY Mellon and paid interest of $1,737,500.

The average daily amount outstanding during the period ended April 30, 2009, was approximately $80,833,000 with a related weighted average annualized interest rate of 2.15%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Cash Advantage Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds), including the statement of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

The Fund 25

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby designates 89.92% of the ordinary income dividends paid during the fiscal year ended April 30, 2009 as qualifying “interest related dividends.”

The Fund 27

The Fund 29

NOTES

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
16	Notes to Financial Statements
24	Report of Independent Registered
Public Accounting Firm
25	Important Tax Information
26	Board Members Information
28	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus Institutional
Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Plus Fund covers the 12-month period ended April 30, 2009. During the reporting period, the fund’s Administrative Advantage shares produced a yield of 1.85%, Participant Advantage shares produced a yield of 1.52%, Institutional Advantage shares produced a yield of 1.92% and Investor Advantage shares produced a yield of 1.67%. Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares produced effective yields1 of 1.86%, 1.53%, 1.93% and 1.68%, respectively.2

Financial Crisis and Recession Roiled Credit Markets

Slumping U.S. housing markets, sluggish consumer spending, resurgent energy prices, mounting job losses and a global credit crunch had intensified by the start of the reporting period, stoking recession concerns. In response, the Federal Reserve Board (the “Fed”) had reduced the overnight federal funds rate from 5.25% in September 2007 to 2% by the end of April 2008 and participated in the rescue of investment bank Bear Stearns. While these remedial measures reassured investors for a while, additional write-downs by major banks in the spring of 2008 soon sparked renewed volatility in the financial markets.

A better-than-expected 2.8% annualized GDP growth rate in the second quarter of 2008 proved to be the last positive economic indicator for some time. Bad news accumulated over the summer, including greater-than-expected losses by mortgage agencies Fannie Mae and Freddie Mac in July and a higher unemployment rate in August.

September was one of the most challenging months for the financial industry in decades, as major financial institutions found themselves unable to obtain short-term funding. In the ensuing tumult, the U.S. government effectively nationalized Fannie Mae, Freddie Mac and insurer AIG; Lehman Brothers filed for bankruptcy and other major firms were sold to former rivals. Congress passed the $700 billion Troubled Assets Relief Program (TARP) in an attempt to shore up the

2

nation’s banking system.These developments contributed to a –0.5% annualized GDP growth rate over the third quarter of 2008.

Money market funds were not immune to the financial crisis. The Lehman Brothers bankruptcy led to reduced liquidity in the commercial paper market, forcing one money market fund’s net asset value below $1 per share. Other funds’ sponsors stepped in with cash infusions that enabled them to maintain stable net asset values. To prevent a surge in withdrawals, the U.S. government adopted the Temporary Guarantee Program for Money Market Funds, and the commercial paper market subsequently stabilized. On March 31, the U.S. government announced a further extension of the Temporary Guarantee Program for Money Market Funds until September 18, 2009.

Interest Rates Cut to Unprecedented Low Levels

The economic downturn gained momentum in the fall as job losses mounted, and the National Bureau of Economic Research officially declared in November 2008 that the U.S. economy has been in a recession since late 2007.The Fed followed up with additional rate cuts, and the target for the federal funds rate ended 2008 between 0% and 0.25%, a record low. In addition, U.S. GDP contracted by 6.3% in the fourth quarter, contributing to a 1.1% growth rate for 2008 overall.

Disappointing economic news continued to undermine investor sentiment in January, as the median sales price of single-family homes fell 12% in December compared to one year earlier.The U.S. economy lost more than 650,000 jobs per month in February and March, driving the unemployment rate to a 25-year high. Meanwhile, the Conference Board’s Consumer Confidence Index reached the lowest level since its inception in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act to retain and create jobs, provide budget relief to states and localities, maintain and expand social programs and offer short-term tax relief to businesses and individuals.

After hitting a multi-year low on March 9, the U.S. stock market staged an impressive rebound through the reporting period’s end.The market was buoyed by early signs that the economic downturn may be decel-

The Fund 3

LETTER TO SHAREHOLDERS (continued)

erating, including a lower-than-expected number of jobless claims in April and modest rebounds in some of the more beaten-down regional housing markets. In addition, a decline in the three-month London Interbank Offered Rate (LIBOR) below 1% provided evidence of improvement in the global credit markets. However, the first quarter of 2009 ended with a –5.7% annualized GDP growth rate, and the money markets continued to punish banks with questionable credit profiles.

Maintaining a Focus on Quality

Over the first several months of the reporting period, we set the fund’s weighted average maturity in a position we considered longer than industry averages. Amid September’s historic developments, we then shifted the fund’s focus to shorter maturities. We subsequently have maintained a weighted average maturity that is roughly in line with industry averages.

Despite recent signs of potential economic improvement, we remain concerned regarding liquidity conditions and tighter loan standards. Therefore, we intend to maintain the fund’s conservative credit posture and focus on liquidity.

Patricia A. Larkin Senior Portfolio Manager May 15, 2009 New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2	Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, the fund’s yields for its Administrative Advantage shares,
Participant Advantage shares, Institutional Advantage shares and Investor Advantage shares would have been 1.83%, 1.51%, 1.91% and 1.67%, respectively.The fund’s effective yields would have been 1.85%, 1.52%, 1.93% and 1.68%, respectively.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Plus Fund from November 1, 2008 to April 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended April 30, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ 1.09	$ 1.44	$ 2.29	$ 3.08
Ending value (after expenses)	$1,005.70	$1,005.40	$1,004.50	$1,003.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended April 30, 2009

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$ 1.10	$ 1.45	$ 2.31	$ 3.11
Ending value (after expenses)	$1,023.70	$1,023.36	$1,022.51	$1,021.72

† Expenses are equal to the fund’s annualized expense ratio of .22% for Institutional Advantage, .29% for
Administrative Advantage, .46% for Investor Advantage and .62% for Participant Advantage, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS
April 30, 2009

	Principal
Negotiable Bank Certificates of Deposit—53.0%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.60%—2.00%, 6/3/09—6/17/09	65,000,000	65,001,826
Bank of Ireland (Yankee)
1.80%, 6/11/09	50,000,000 [a]	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
1.10%, 5/7/09	100,000,000	100,000,000
Barclays Bank PLC (Yankee)
1.13%, 7/6/09	100,000,000	100,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
0.72%, 5/15/09	100,000,000	100,000,000
BNP Paribas (Yankee)
0.95%, 7/13/09	100,000,000	100,000,000
Calyon (Yankee)
0.90%, 7/10/09	100,000,000	100,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.85%, 7/7/09	100,000,000	100,000,000
Lloyds TSB Bank PLC (Yankee)
1.06%—1.08%, 7/15/09	100,000,000	100,000,000
Mizuho Corporate Bank (Yankee)
0.95%, 6/9/09	80,000,000	80,000,000
Natixis (Yankee)
1.50%, 7/1/09	100,000,000	100,000,000
Royal Bank of Scotland PLC (Yankee)
1.20%—1.35%, 7/7/09—7/9/09	115,000,000	115,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
0.90%, 5/18/09	100,000,000	100,000,000
Societe Generale (Yankee)
0.95%, 7/13/09	100,000,000	100,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.92%, 7/15/09	100,000,000	100,000,000
UBS AG (Yankee)
0.50%, 5/18/09	100,000,000	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,510,001,826)		1,510,001,826

Commercial Paper—12.3%
Abbey National North America LLC
0.20%, 5/1/09	100,000,000	100,000,000

6

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
Cancara Asset Securitisation Ltd.
1.05%, 5/20/09	100,000,000 [a]	99,944,583
Danske Corp., Inc.
1.05%, 6/9/09	50,000,000 [a]	49,943,125
General Electric Co.
0.17%, 5/1/09	100,000,000	100,000,000
Total Commercial Paper
(cost $349,887,708)		349,887,708

Corporate Notes—5.6%
Bank of America Corp.
0.40%, 5/1/09	80,000,000	80,000,000
Citigroup Funding Inc.
1.45%, 5/8/09	80,000,000 [b]	80,000,000
Total Corporate Notes
(cost $160,000,000)		160,000,000

Time Deposits—7.4%
Commerzbank AG (Grand Cayman)
0.22%, 5/1/09	100,000,000	100,000,000
Regions Bank (Grand Cayman)
0.20%, 5/1/09	111,000,000	111,000,000
Total Time Deposits
(cost $211,000,000)		211,000,000

Repurchase Agreements—21.6%
Barclays Financial LLC
0.16%-0.19%, dated 4/30/09, due 5/1/09 in the
amount of $415,001,928 (fully collateralized by
$100,780,000 Federal National Mortgage Association,
1.75%, due 3/23/11, value $102,000,306,
$165,817,800 Treasury Inflation Protected
Securities, 2.375%, due 1/15/25, value
$188,177,963, $22,912,300 U.S. Treasury Bonds,
7.125%, due 2/15/23, value $31,122,119 and
$90,873,800 U.S. Treasury Notes, 4.125%,
due 5/15/15, value $102,000,001)	415,000,000	415,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities
0.15%, dated 4/30/09, due 5/1/09 in the
amount of $200,000,833 (fully collateralized by
$21,141,000 Federal Farm Credit Bank, 5.25%,
due 9/13/10, value $22,422,233, $133,475,000
Federal Home Loan Mortgage Corp., 0%-2.91%,
due 2/26/10-3/26/14, value $133,424,449 and
$56,140,000 Federal National Mortgage Association,
0%-3.25%, due 5/8/09-7/15/29,
value $48,153,482)	200,000,000	200,000,000
Total Repurchase Agreements
(cost $615,000,000)		615,000,000

Total Investments (cost $2,845,889,534)	99.9%	2,845,889,534

Cash and Receivables (Net)	.1%	2,181,696

Net Assets	100.0%	2,848,071,230

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to $199,887,708 or 7.0% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	59.2	Asset-Backed/Multi-Seller Programs	3.5
Repurchase Agreements	21.6	Asset-Backed/Certificates-Other	2.8
Finance	7.0
Foreign/Governmental	5.8		99.9

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES April 30, 2009

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase
Agreements of $615,000,000)—Note 1(b)	2,845,889,534	2,845,889,534
Interest receivable		2,242,725
Prepaid expenses		520,421
		2,848,652,680
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		265,000
Cash overdraft due to Custodian		316,450
		581,450
Net Assets ($)		2,848,071,230
Composition of Net Assets ($):
Paid-in capital		2,848,073,001
Accumulated net realized gain (loss) on investments		(1,771)
Net Assets ($)		2,848,071,230

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		2,845,752,445
Shares Outstanding		2,845,754,216
Net Asset Value Per Share ($)		1.00
Administrative Advantage Shares
Net Assets ($)		74,962
Shares Outstanding		74,962
Net Asset Value Per Share ($)		1.00
Investor Advantage Shares
Net Assets ($)		2,214,230
Shares Outstanding		2,214,230
Net Asset Value Per Share ($)		1.00
Participant Advantage Shares
Net Assets ($)		29,593
Shares Outstanding		29,593
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 9

STATEMENT OF OPERATIONS Year Ended April 30, 2009

Investment Income ($):
Interest Income	71,567,808
Expenses:
Management fee—Note 2(a)	3,134,710
Administration fee—Note 2(b)	1,567,355
Treasury insurance expense—Note 1(e)	867,366
Distribution fees—Note 2(c)	1,667
Total Expenses	5,571,098
Less—reduction in management fee due to undertaking—Note 2(a)	(360,934)
Net Expenses	5,210,164
Investment Income—Net	66,357,644
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1,771)
Net Increase in Net Assets Resulting from Operations	66,355,873

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,
	2009	2008
Operations ($):
Investment income—net	66,357,644	148,683,872
Net realized gain (loss) on investments	(1,771)	133,983
Net Increase (Decrease) in Net Assets
Resulting from Operations	66,355,873	148,817,855
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage Shares	(66,335,051)	(148,412,239)
Administrative Advantage Shares	(20,597)	(268,871)
Investor Advantage Shares	(1,376)	(1,549)
Participant Advantage Shares	(1,701)	(1,213)
Total Dividends	(66,358,725)	(148,683,872)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage Shares	12,576,502,918	16,594,946,295
Administrative Advantage Shares	4,980,713	20,872,439
Investor Advantage Shares	2,183,450	273,822
Participant Advantage Shares	4,858,207	16,175
Dividends reinvested:
Institutional Advantage Shares	2,760,181	9,879,514
Administrative Advantage Shares	18,697	251,540
Investor Advantage Shares	1,376	1,513
Participant Advantage Shares	446	1,207
Cost of shares redeemed:
Institutional Advantage Shares	(13,982,781,926)	(14,496,245,906)
Administrative Advantage Shares	(8,490,379)	(23,160,646)
Investor Advantage Shares	—	(274,076)
Participant Advantage Shares	(4,858,207)	(16,175)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,404,824,524)	2,106,545,702
Total Increase (Decrease) in Net Assets	(1,404,827,376)	2,106,679,685
Net Assets ($):
Beginning of Period	4,252,898,606	2,146,218,921
End of Period	2,848,071,230	4,252,898,606

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended April 30,
Institutional Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.019	.046	.052	.038	.018
Distributions:
Dividends from
investment income—net	(.019)	(.046)	(.052)	(.038)	(.018)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.93	4.74	5.31	3.86	1.80
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.18	.15	.15	.15	.15
Ratio of net expenses
to average net assets	.17	.13	.13	.13	.11
Ratio of net investment income
to average net assets	2.12	4.48	5.19	3.85	1.95
Net Assets, end of period
($ x 1,000)	2,845,752	4,249,274	2,140,560	2,409,207	1,604,461

See notes to financial statements.

12

		Year Ended April 30,
Administrative Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.046	.051	.037	.017
Distributions:
Dividends from investment income—net	(.018)	(.046)	(.051)	(.037)	(.017)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.86	4.67	5.24	3.79	1.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	.22	.22	.22	.22
Ratio of net expenses
to average net assets	.21	.20	.20	.20	.18
Ratio of net investment income
to average net assets	2.45	4.71	5.06	3.78	1.88
Net Assets, end of period ($ x 1,000)	75	3,566	5,602	20,009	1,524

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,
Investor Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.017	.044	.048	.035	.015
Distributions:
Dividends from investment income—net	(.017)	(.044)	(.048)	(.035)	(.015)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.68	4.48	5.05	3.61	1.55
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.40	.40	.40	.40
Ratio of net expenses
to average net assets	.46	.38	.38	.38	.36
Ratio of net investment income
to average net assets	.46	4.46	4.74	3.60	1.70
Net Assets, end of period ($ x 1,000)	2,214	29	28	27	26

See notes to financial statements.

14

		Year Ended April 30,
Participant Advantage Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.015	.042	.048	.034	.014
Distributions:
Dividends from investment income—net	(.015)	(.042)	(.048)	(.034)	(.014)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.53	4.32	4.89	3.46	1.39
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	.55	.55	.55	.55
Ratio of net expenses
to average net assets	.55	.53	.53	.53	.51
Ratio of net investment income
to average net assets	2.06	4.23	4.78	3.45	1.55
Net Assets, end of period ($ x 1,000)	30	29	28	27	26

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the “fund”) is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Manager also serves as administrator for the fund.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York Mellon (formerly,The Bank of New York).

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage,Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income,

16

expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2009, MBC Investment Corp., an indirect subsidiary of BNY Mellon, held 29,898 Investor Advantage and 29,593 Participant Advantage shares of the fund.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Trustees to represent the fair value of the fund’s investments.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund’s investments:

Investments in
Valuation Inputs	Securities ($)
Level 1—Quoted Prices	—
Level 2—Other Significant Observable Inputs	2,845,889,534
Level 3—Significant Unobservable Inputs	—
Total	2,845,889,534

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4,“Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim

18

periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The FASB released Statement of Financial Accounting Standards No. 161,“Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agree-ments.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At April 30, 2009, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $1,771 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2009 and April 30, 2008 were all ordinary income.

20

During the period ended April 30, 2009, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $1,081 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) Treasury’s Temporary Guarantee Program: The fund has entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guarantees the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the fund liquidates. Recovery under the Program is subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 are not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was extended by the Treasury until April 30, 2009 and has been extended by the Treasury until September 18, 2009, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial term and the extended periods of the Program required a payment to the Treasury in the amount of .01%, .015% and .015%, respectively, of the fund’s shares outstanding

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

as of September 19, 2008 (valued at $1.00 per share).This expense is being borne by the fund without regard to any expense limitation currently in effect.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to pay the fund’s expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes and extraordinary expenses. The Manager had undertaken from May 1, 2008 through October 3, 2008 to waive part of its management fee. The reduction in management fee, pursuant to the undertaking, amounted to $360,934 during the period ended April 30, 2009.

(b) As compensation for the Manager’s services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate of .05% of the value of the fund’s average daily net assets.

(c) Under the fund’s Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the

22

fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund’s Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2009, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $589, $747 and $331, respectively, pursuant to the Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $160,268, Rule 12b-1 distribution plan fees $469 and administration fees $104,263.

The Fund 23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Cash Advantage Plus Fund (one of the series comprising Dreyfus Institutional Cash Advantage Funds), including the statement of investments, as of April 30, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2009 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

24

IMPORTANT TAX INFORMATION (Unauditied)

For federal tax purposes the fund hereby designates 85.95% of the ordinary income dividends paid during the fiscal year ended April 30, 2009 as qualifying “interest related dividends.”

The Fund 25

26

The Fund 27

OFFICERS OF THE FUND (Unaudited)

28

The Fund 29

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $41,018 in 2008 and $41,840 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2008 and $21,104 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,419 in 2008 and $5,755 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $11,556 in 2008 and $7,912 in 2009. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: In each of (b) through (d) of this Item 4, 100% of all services provided by the Auditor were pre-approved as required.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $2,465,481 in 2008 and $18,957,657 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable in Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	June 29, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	June 29, 2009

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)